Financial Risk Factors and Risk Management - Derivatives Designated as Hedging Instruments (Fair Value Hedges) (Details)	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Factors and Risk Management
Fixed-rate financial liabilities (as percent)	48.00%	35.00%